Performance Management	Aug. 26, 2026
Tema MLCC & PowerSemi ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com
Tema Semiconductor Supply Chain ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com
Tema Semiconductor Packaging ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com
Tema AI Token Economy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com
Tema Neocloud ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com